OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2017
OTHER COMPREHENSIVE INCOME
Schedule of changes in each component of other comprehensive income

	Thousands of Yen
			Adjustments
	Foreign		related to	Accumulated
	currency	Unrealized	retirement and	other
	translation	holding gain on	severance	comprehensive
	adjustments	securities	benefits	income
Balance at April 1, 2014	¥42,237	¥96,460	¥(4,078)	¥134,619
Period change	138,130	89,693	(1,703)	226,120
Balance at April 1, 2015	180,367	186,153	(5,781)	360,739
Period change	(449,944)	78,215	(17,495)	(389,224)
Balance at March 31, 2016	(269,577)	264,368	(23,276)	(28,485)
Period change	(51,994)	(15,759)	13,759	(53,994)
Balance at March 31, 2017	¥(321,571)	¥248,609	¥(9,517)	¥(82,479)

Schedule of tax effects allocated to each component of other comprehensive income

	Thousands of Yen
	2015
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥139,688	¥(1,558)	¥138,130
Unrealized holding gain on securities:
Amount arising during the period	139,410	(49,717)	89,693
Net unrealized holding gain during the period	139,410	(49,717)	89,693
Adjustments related to retirement and severance benefits:
Amount arising during the period	(2,076)	373	(1,703)
Net adjustments related to retirement and severance benefits	(2,076)	373	(1,703)

Other comprehensive income(loss)	¥277,022	¥(50,902)	¥226,120

	2016
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥(459,187)	¥9,243	¥(449,944)
Unrealized holding gain on securities:
Amount arising during the period	127,612	(49,397)	78,215
Net unrealized holding gain during the period	127,612	(49,397)	78,215
Adjustments related to retirement and severance benefits:
Amount arising during the period	(24,870)	7,375	(17,495)
Net adjustments related to retirement and severance benefits	(24,870)	7,375	(17,495)

Other comprehensive income(loss)	¥(356,445)	¥(32,779)	¥(389,224)

	2017
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥(52,440)	¥446	¥(51,994)
Unrealized holding gain on securities:
Amount arising during the period	(37,079)	21,320	(15,759)
Net unrealized holding gain during the period	(37,079)	21,320	(15,759)
Adjustments related to retirement and severance benefits:
Amount arising during the period	19,831	(6,072)	13,759
Net adjustments related to retirement and severance benefits	19,831	(6,072)	13,759

Other comprehensive income(loss)	¥(69,688)	¥15,694	¥(53,994)

Schedule of changes in accumulated other comprehensive income (loss) by component

	Thousands of Yen
			Adjustments
			related to
	Foreign currency	Unrealized	retirement and
	translation	holding gain	severance
	adjustments	on securities	benefits	Total
Balance at March 31, 2014	¥42,237	¥96,460	¥(4,078)	¥134,619
Other comprehensive income (loss) before reclassifications	138,130	89,693	(2,782)	225,041
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1,079	1,079
Net current-year other comprehensive income (loss)	138,130	89,693	(1,703)	226,120
Balance at March 31, 2015	¥180,367	¥186,153	¥(5,781)	¥360,739
Other comprehensive income (loss) before reclassifications	(449,944)	78,215	(18,883)	(390,612)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1,388	1,388
Net current-year other comprehensive income (loss)	(449,944)	78,215	(17,495)	(389,224)
Balance at March 31, 2016	¥(269,577)	¥264,368	¥(23,276)	¥(28,485)
Other comprehensive income (loss) before reclassifications	(51,994)	(17,453)	10,767	(58,680)
Amounts reclassified from accumulated other comprehensive income (loss)	—	1,694	2,992	4,686
Net current-year other comprehensive income (loss)	(51,994)	(15,759)	13,759	(53,994)
Balance at March 31, 2017	¥(321,571)	¥248,609	¥(9,517)	¥(82,479)

Schedule of amounts reclassified out of accumulated other comprehensive income into the consolidated statements of income

				Affected line items in the
Details about accumulated other comprehensive	Thousands of Yen			consolidated statements of
income (loss)	2015	2016	2017	operations

Adjustments related to retirement and severance benefits	¥1,594	¥2,001	¥4,313	*(1)
	(515)	(613)	(1,321)	Income taxes (benefit)
	1,079	1,388	2,992	Net income (loss)
Adjustments related to unrealized holding gain on securities	―	―	2,441	Other income
	―	―	(747)	Income taxes (benefit)
	―	―	1,694	Net income (loss)
Total reclassifications for the year	¥1,079	¥1,388	¥4,686

*(1) These are included in the computation of net periodic pension cost (See Note 11).